Georgraphic Segment Information (Details) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Geographic segment information
Net Sales	$ 1,375,091	$ 1,307,305	$ 6,098,374	$ 4,171,622
Cost of Sales	956,645	889,062	3,700,918	2,622,383
Total Expenses	888,815	382,702	2,271,366	1,675,873
Other Income	209,479	123,492	(441,908)	(384,220)
Net (Income) Loss	(301,120)	154,105	(11,846)	257,586
Assets	42,892,441	37,190,011	41,219,330	40,227,248
Debt	35,117,227	28,774,919	33,696,546	32,208,189
Australia [Member]
Geographic segment information
Net Sales	1,373,452	1,307,305	6,098,374	4,171,622
Cost of Sales	934,313	889,062	3,700,918	2,622,383
Total Expenses	592,395	382,702	2,271,366	1,675,873
Other Income	210,139	123,492	(441,908)	(384,220)
Net (Income) Loss	16,653	154,105	(11,846)	257,586
Assets	42,333,777	37,190,011	40,892,905	40,227,248
Debt	35,057,956	28,774,919	33,693,546	32,208,189
USA [Member]
Geographic segment information
Net Sales	1,639
Cost of Sales	22,332
Total Expenses	296,420
Other Income	(660)
Net (Income) Loss	(317,773)
Assets	558,664		326,425
Debt	59,271		3,000
Elimination [Member]
Geographic segment information
Net Sales
Cost of Sales
Total Expenses
Other Income
Net (Income) Loss
Assets
Debt